Other Payables	12 Months Ended
Dec. 31, 2017
Other Liabilities Current [Abstract]
Other Payables
7.	Other payables

	As of December 31,
	2016	2017
	$	$
Payroll	573,802	1,607,740
Professional service fee	23,721	714,764
Payables for purchase of property and equipment	—	413,657
Other taxes payable	—	17,793
Others	152,595	347,505
	750,118	3,101,459